Short Term Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Short Term Notes Payable

During the three months ended March 31, 2019, the Company entered into short term notes payable in the total principal amount of $965,000 with an interest rate of 5% per annum. The total principal and accrued interest of short term notes payable was $2,611,731 as of March 31, 2019 and are due and payable six months from the date of issuance of the respective notes.

On December 26, 2018, the Company defaulted on the short term notes payable issued on June 26, 2018 and began accruing interest at the default interest rate of 10%. On January 2, 2019, the Company defaulted on the short term notes payable issued on July 2, 2018 and began accruing interest at the default interest rate of 10%. On January 30, 2019, the Company defaulted on the short term notes payable issued on July 30, 2018 and began accruing interest at the default interest rate of 10%.

The Company entered into short term notes payable between June 26, 2018 and December 31, 2018 in the total principal amount of $1,870,525 with an interest rate of 5% per annum. The principal and accrued interest of $1,883,163 as of December 31, 2018 are due and payable six months from the date of issuance of the respective notes.

On December 26, 2018, the Company defaulted on the short term notes payable issued on June 26, 2018 and began accruing interest at the default interest rate of 10%. On January 2, 2019, the Company defaulted on the short term notes payable issued on July 2, 2018 and began accruing interest at the default interest rate of 10%. On January 30, 2019, the Company defaulted on the short term notes payable issued on July 30, 2018 and began accruing interest at the default interest rate of 10%.